UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 11300 Tomahawk Creek Pkwy., Ste 310 Leawood, KS 66221 (913) 660-0778

Registrant's telephone number, including area code: (312) 564-5100

Date of fiscal year end: Last Day of February

Date of reporting period: 8/31/2014

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

HAGIN Keystone Market Neutral Fund (HKMNX)

August 31, 2014

(Unaudited)

HAGIN KEYSTONE MARKET NEUTRAL FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund’s underlying securities represent as a percentage of the portfolio of investments, by industry sectors.

Basic Materials
2.31%
Cash Equivalent
9.38%
Utilities
1.07%
Communication Services
1.12%
Consumer Cyclical
10.68%
U.S. Government Agencies
& Obligations
38.03%
Consumer Defensive
1.75%
Energy
3.48%
Financial Services
8.52%
Technology
11.30%
Healthcare
1.52%
Industrials
7.24%
Real Estate Investment
Trusts
3.60%

Sectors are categorized using Morningstar® classifications.

Excludes securities sold short.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 62.74%

Agricultural Chemicals - 0.47%
9	CF Industries Holdings, Inc.	$ 2,319

Air Transportation, Scheduled - 0.92%
46	Alaska Air Group, Inc. (a)	2,132
34	Spirit Airlines, Inc. *	2,393
		4,525
Arrangement of Transportation of Freight & Cargo - 0.95%
50	Expeditors International of Washington, Inc.	2,065
81	Southwest Airlines Co.	2,593
		4,658
Beverages - 0.46%
26	Constellation Brands, Inc. Class A *	2,264

Cable & Other Pay Television Services - 1.40%
121	Cablevision Systems Corp., Class A	2,240
78	Liberty Interactive Corp., Series A *	2,303
75	Starz, Inc. Class A *	2,347
		6,890
Cigarettes - 0.47%
54	Altria Group, Inc.	2,326

Commercial Printing - 0.50%
140	RR Donnelley & Sons Co.	2,474

Computer Communications Equipment - 1.38%
87	Cisco Systems, Inc.	2,174
20	F5 Networks, Inc. *	2,484
93	Juniper Networks, Inc.	2,157
		6,815
Computer Peripheral Equipment, Nec - 0.53%
247	Brocade Communication Systems, Inc.	2,606

Computer Storage Devices - 0.48%
23	Western Digital Corp.	2,369

Construction Machinery & Equipment - 0.44%
20	Caterpillar, Inc.	2,181

* Represents non-income producing security during the period.

(a) All or a portion of this security is held as collateral for securities sold short. See Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Crude Petroleum & Natural Gas - 2.65%
15	Continental Resources, Inc. *	$ 2,419
127	Denbury Resources, Inc.	2,187
29	Devon Energy Corp.	2,187
225	Kosmos Energy Ltd. * (a)	2,255
347	SandRidge Energy, Inc. * (a)	1,818
33	Unit Corp. *	2,172
		13,038
Drawing & Insulating of Nonferrous Wire - 0.44%
104	Corning, Inc.	2,169

Drilling Oil & Gas Wells - 1.30%
20	Helmerich & Payne, Inc.	2,101
64	Patterson-UTI Energy, Inc.	2,211
77	Nabors Industries Ltd.	2,095
		6,407
Electronic Components & Accessories - 0.48%
172	AVX Corp.	2,370

Electronic Computers - 0.99%
24	Apple, Inc.	2,460
53	Teradata Corp. *	2,421
		4,881
Electric Services - 0.92%
39	Edison International	2,306
29	Entergy Corp.	2,245
		4,551
Fire, Marine & Casualty Insurance - 0.90%
58	Allied World Assurance Company Holdings, AG	2,145
38	American Financial Group, Inc.	2,279
		4,424
Hotels & Motels - 1.82%
30	Las Vegas Sands Corp. (a)	1,995
35	Marriott International, Inc. Class A	2,429
30	Wyndham Worldwide Corp.	2,428
11	Wynn Resorts Ltd.	2,122
		8,974
In Vitro & In Vivo Diagnostic Substances - 0.44%
60	Myriad Genetics, Inc. *	2,171

* Represents non-income producing security during the period.

(a) All or a portion of this security is held as collateral for securities sold short. See Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Industrial Organic Chemicals - 0.51%
22	LyondellBasell Industries NV	$ 2,516

Insurance Agents, Brokers & Service - 0.48%
31	Erie Indemnity Co. Class A (a)	2,372

Investment Advice - 2.79%
11	Affiliated Managers Group Inc. * (a)	2,323
18	Ameriprise Financial, Inc.	2,264
42	Artisan Partners Asset Management, Inc.	2,330
39	Franklin Resources, Inc.	2,204
44	Lazard Ltd. Class A	2,405
45	Legg Mason, Inc.	2,219
		13,745
Lawn & Garden Tractors & Home Lawn & Gardens Equipment - 0.46%
37	Toro Co.	2,277

Leather & Leather Products - 0.49%
65	Coach, Inc.	2,394

Life Insurance - 1.31%
138	Genworth Financial, Inc. *	1,958
41	MetLife, Inc.	2,244
41	Torchmark Corp.	2,237
		6,439
Metal Cans - 0.89%
35	Ball Corp.	2,244
44	Crown Holdings, Inc. *	2,124
		4,368
Metal Mining - 0.44%
144	Cliffs Natural Resources, Inc.	2,170

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 0.45%
35	Joy Global, Inc.	2,210

Motor Vehicle Parts & Accessories - 0.44%
71	Allison Transmission Holdings, Inc.	2,178

Motor Vehicles & Passenger Car Bodies - 0.44%
21	Wabco Holdings, Inc. *	2,167

* Represents non-income producing security during the period.

(a) All or a portion of this security is held as collateral for securities sold short. See Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

National Commercial Banks - 1.85%
147	Bank of America Corp.	$ 2,365
188	Fulton Financial Corp.	2,169
27	PNC Financial Services Group, Inc.	2,288
94	Synovus Financial Corp.	2,270
		9,092
Natural Gas Distribution - 0.45%
44	Atmos Energy Corp.	2,225

Office Machines Nec - 0.45%
82	Pitney Bowes, Inc.	2,219

Periodicals: Publishing or Publishing & Printing - 0.46%
97	Rovi Corp. *	2,244

Petroleum Refining - 0.51%
46	Valero Energy Corp.	2,490

Pharmaceutical Preparations - 1.03%
73	Pfizer, Inc.	2,145
25	United Therapeutics Corp. *	2,946
		5,091
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.41%
32	Albermarie Corp.	2,035

Personal Credit Institutions - 0.44%
35	Discover Financial Services	2,183

Poultry Slaughtering & Processing - 0.44%
73	Pilgrim's Pride Corp. *	2,181

Radio & TV Broadcasting & Communications Equipment - 0.95%
29	Qualcomm, Inc.	2,207
53	Dolby Laboratories, Inc. *	2,469
		4,676
Railroad Equipment - 0.50%
51	Trinity Industries, Inc.	2,467

Retail-Auto & Home Supply Stores - 0.44%
4	AutoZone, Inc. *	2,155

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Retail-Auto Dealers & Gasoline Stations - 1.00%
68	CST Brands, Inc.	$ 2,369
47	Murphy USA, Inc. *	2,560
		4,929
Retail-Catalog & Mail-Order Houses - 0.48%
71	CDW Corp.	2,346

Retail-Computer & Computer Software Stores - 0.46%
54	GameStop Corp.	2,279

Retail-Department Stores - 0.44%
19	Dillard's, Inc.	2,172

Retail-Drug Stores & Proprietary Stores - 0.40%
319	Rite Aid Corp. *	1,984

Retail-Eating Places & Drinking Places- 1.01%
85	Burger King Worldwide, Inc.	2,723
275	The Wendy's Co.	2,241
		4,964
Retail-Family Clothing Stores - 0.52%
56	Gap, Inc. (a)	2,584

Retail-Home Furniture, Furnishings & Equipment Stores - 0.48%
37	Bed Bath & Beyond, Inc. *	2,378

Retail-Radio, TV & Consumer Electronics Stores - 0.43%
67	Best Buy Co., Inc.	2,137

Retail-Retail Stores, Nec - 0.47%
32	Petsmart, Inc.	2,290

Rolling Drawing & Extruding of Nonferrous Metals - 0.46%
137	Alcoa, Inc.	2,276

Rubber & Plastics Footwear - 0.51%
27	Deckers Outdoor Corp. *	2,490

Savings Institution, Federally Chartered - 0.49%
108	E*Trade Financial Corp. *	2,404

* Represents non-income producing security during the period.

(a) All or a portion of this security is held as collateral for securities sold short. See Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.82%
40	Garmin Ltd.	$ 2,173
31	Harris Corp.	2,213
18	Northrop Grumman Corp.	2,290
24	Raytheon Co.	2,312
		8,988
Security Brokers, Dealers & Flotation Companies - 0.90%
7	Blackrock, Inc.	2,314
39	Waddell & Reed Financial, Inc., Class A	2,126
		4,440
Semiconductors & Related Devices - 2.63%
59	Broadcom Corp. Class A	2,323
158	Marvell Technology Group Ltd. (Bermuda)	2,198
37	Micron Technology, Inc. *	1,206
116	NVIDIA Corp.	2,256
48	Skyworks Solutions, Inc.	2,720
59	SunPower Corp. *	2,255
		12,958
Services-Business Services, NEC - 3.20%
28	Accenture Plc Class A	2,270
31	Global Payments Inc.	2,254
29	MasterCard, Inc., Class A	2,198
126	Navient Corp.	2,260
10	Visa, Inc. Class A * (a)	2,125
129	Western Union Co.	2,254
174	Xerox Corp.	2,403
		15,764
Services-Computer Programming Services - 0.98%
47	Amdocs Ltd.	2,214
46	VeriSign, Inc. *	2,625
		4,839
Services-Consumer Credit Reporting, Collection Agencies - 0.48%
20	Dun & Bradstreet Corp.	2,348

Services-Detective, Guard & Armored Car Services - 0.50%
67	The ADT Corp.	2,470

Services-Educational Services - 0.46%
53	DeVry Education Group, Inc.	2,275

Services-Equipment Rental & Leasing, NEC - 0.39%
75	Aaron's, Inc.	1,922

* Represents non-income producing security during the period.

(a) All or a portion of this security is held as collateral for securities sold short. See Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Services-Help Supply Services - 0.44%
28	Manpower, Inc.	$ 2,172

Services-Management Consulting Services - 0.48%
107	Booz Allen Hamilton Holding Corp. Class A	2,373

Services-Management Services - 0.48%
32	Gartner, Inc. *	2,387

Services-Personal Services - 0.48%
70	H&R Block, Inc.	2,347

Services-Prepackaged Software - 2.84%
35	Citrix Systems, Inc. *	2,459
24	DST Systems, Inc.	2,227
28	Intuit, Inc.	2,329
50	Microsoft Corp. (a)	2,272
56	Oracle Corp.	2,326
24	VMware, Inc., Class A *	2,366
		13,979
State Commercial Banks - 0.46%
124	Associated Banc Corp.	2,254

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.66%
84	US Steel Corp.	3,247

Telephone Communications (No Radiotelephone) - 0.98%
388	Frontier Communication Corp.	2,635
44	Verizon Communications, Inc.	2,192
		4,827
Transportation Services - 0.51%
29	Expedia, Inc.	2,491

Watches, Clocks, Clockwork Operated Devices/Parts - 0.45%
22	Fossil, Inc. *	2,228

Water Transportation - 0.46%
19	Kirby Corp. *	2,267

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.48%
32	Cardinal Health, Inc.	2,358

* Represents non-income producing security during the period.

(a) All or a portion of this security is held as collateral for securities sold short. See Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Wholesale-Electronic Parts & Equipment, Nec - 0.46%
51	Avnet, Inc.	$ 2,270

Wholesale-Groceries & Related Products - 0.48%
31	Domino's Pizza, Inc.	2,339

TOTAL FOR COMMON STOCKS (Cost $295,415) - 62.74%		309,082

REAL ESTATE INVESTMENT TRUSTS - 4.61%
97	American Capital Agency Corp.	2,294
86	Columbia Property Trust, Inc.	2,208
701	Chimera Investment Corp.	2,320
35	Equity Residential	2,326
268	MFA Financial, Inc.	2,262
20	SL Green Realty Corp.	2,187
78	UDR, Inc.	2,334
95	Starwood Property Trust, Inc.	2,266
21	Vornado Realty Trust	2,223
67	Weingarten Realty Investors	2,293
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $22,570) - 4.61%		$ 22,713

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 48.71%
240,000	US Treasury Bill, 0.11%, 9/18/14 (Cost $240,012)	$ 239,998

SHORT TERM INVESTMENTS - 12.02%
59,213	Fidelity Money Market Fund #59, 0.06%, (Cost $59,213) **	59,213

TOTAL INVESTMENTS (Cost $617,210) - 128.08%		$ 631,006

LIABILITIES IN EXCESS OF OTHER ASSETS - (28.08)%		(138,328)

NET ASSETS - 100.00%		$ 492,678

** Variable Rate Security, the coupon rate shown represents the 7-day yield at August 31, 2014.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF SECURITIES SOLD SHORT

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS

Air Transportation, Scheduled
71	American Airlines Group, Inc.	$ 2,761

Aircraft & Parts
46	Triumph Group, Inc.	3,191

Aircraft Parts & Auxiliary Equipment, NEC
18	Transdigm Group Inc.	3,384

Apparel & Other Finished Prods of Fabrics & Similar Material
43	Carter's, Inc.	3,560
52	Under Armour, Inc., Class A *	3,555
		7,115
Biological Products (No Diagnostic Substances)
68	Catamaran Corp. *	3,204

Cable & Other Pay Television Services
46	AMC Networks, Inc. Class A *	2,878

Calculating & Accounting Machines (No Electronic Computers)
91	NCR Corp. *	3,109

Carpets & Rugs
23	Mohawk Industries, Inc. *	3,358

Chemicals & Allied Products
43	FMC Corp.	2,844

Concrete, Gypsum & Plaster Products
107	USG Corp. *	3,100

Construction - Special Trade Contractors
44	Chicago Bridge & Iron Company N.V. (Netherlands)	2,790

Crude Petroleum & Natural Gas
51	Gulfport Energy Corp. *	2,983
54	Oasis Petroleum, Inc. *	2,656
		5,639
Drilling Oil & Gas Wells
59	Atwood Oceanics, Inc. *	2,915
94	Rowan Companies Plc., Class A	2,850
		5,765

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Engines & Turbines
90	The Babcock & Wilcox Co.	$ 2,615

Food & Kindred Products
147	Flowers Foods, Inc.	2,878
35	The Hain Celestial Group, Inc. *	3,443
		6,321
Gold & Silver Ores
111	Tahoe Resources, Inc. *	2,844

Heavy Construction Other Than Bldg. Construction Contractors
55	Jacobs Engineering Group, Inc. *	2,965

Lumber & Wood Products (No Furniture)
119	Leucadia National Corp.	2,967

Machine Tools, Metal Cutting Types
66	Kennametal, Inc.	2,957

Miscellaneous Transportation Equipment
23	Polaris Industries, Inc.	3,344

Mortgage Bankers & Loan Correspondents
88	Nationstar Mortgage Holdings, Inc. *	3,080

Motor Vehicle & Passenger Car Bodies
14	Tesla Motors, Inc. *	3,776

Natural Gas Distribution
42	Cheniere Energy, Inc. *	3,371

Natural Gas Transmission & Distribution
52	Williams Companies, Inc.	3,091

Operative Builders
125	DR Horton, Inc.	2,710
147	Taylor Morrison Home Corp. *	2,916
84	Toll Brothers, Inc. *	2,990
		8,616
Operators of Nonresidential Buildings
262	Spirit Realty Capital, Inc.	3,094

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Petroleum Refining
51	Tesoro Corp.	$ 3,302

Pharmaceutical Preparations
57	Alnylam Pharmaceuticals, Inc. *	3,971
47	Cubist Pharmaceuticals, Inc. *	3,244
21	Jazz Pharmaceuticals Plc. *	3,421
20	Perrigo Co. (Ireland)	2,975
		13,611
Radio Broadcasting Stations
860	Sirius XM Holdings, Inc.	3,122

Refrigeration & Service Industry Machinery
40	Middleby Corp. *	3,449

Retail-Auto & Home Supply Stores
23	Advanced Auto Parts, Inc.	3,138

Retail-Auto Dealers & Gasoline Stations
53	Autonation, Inc. *	2,875
58	CarMax, Inc. *	3,039
62	Penske Automotive Group, Inc.	2,974
		8,888
Retail-Building Materials, Hardware, Garden Supply
66	Fastenal Co.	2,988

Retail-Department Stores
321	J.C. Penney Co. *	3,467

Retail-Eating & Drinking Places
68	Dunkin Brands Group, Inc.	2,961
38	Starbucks Corp.	2,957
		5,918
Retail-Miscellaneous Shopping Goods Stores
52	Cabela's, Inc., Class A *	3,173

Savings Institution, Federally Chartered
92	BankUnited, Inc.	2,903
222	TFS Financial Corp. *	3,206
		6,109

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Semiconductors & Related Devices
86	Altera Corp.	$ 3,039
62	Cree, Inc. *	2,825
129	SunEdison, Inc. *	2,842
		8,706
Services-Business Services, NEC
11	Alliance Data Systems Corp.	2,911
23	Athenahealth, Inc. *	3,322
		6,233
Services-Computer Processing & Data Preparation
93	HomeAway, Inc. *	3,088
38	Workday, Inc., Class A *	3,461
965	Zynga, Inc. *	2,794
		9,343
Services-General Medical & Surgical Hospitals, Nec
62	Tenet Healthcare Corp. *	3,793
66	Community Health Systems, Inc. *	3,582
		7,375
Services-Motion Picture & Video Tape Production
133	Dreamworks Animation, Inc. *	2,904

Services-Prepackaged Software
50	Bally Technologies, Inc. *	3,964
32	Concur Technologies, Inc. *	3,212
53	Splunk, Inc. *	2,858
50	Tableau Software, Inc.	3,275
		13,309
Steel Pipe & Tubes
66	Allegheny Technologies, Inc.	2,783

Water Transportation
93	Norwegian Cruise Line Holdings Ltd. *	3,098
50	Golar LNG Ltd.	3,150
60	Tidewater, Inc.	3,052
		9,300
Wholesale-Industrial Machinery & Equipment
110	MRC Global, Inc. *	2,730

Wholesale-Metal Service Centers & Offices
40	Reliance Steel & Aluminum Co.	2,797

Wholesale-Miscellaneous Nondurable Goods
52	Jarden Corp. *	3,109

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

Shares		Fair Value

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies
115	LKQ Corp. *	$ 3,266

TOTAL FOR COMMON STOCKS (Proceeds $208,154)		$ 227,199

EXCHANGE TRADED FUNDS
31	PowerShares QQQ	3,093
127	SPDR S&P 500	25,490
TOTAL FOR EXCHANGE TRADED FUNDS (Proceeds $27,834)		$ 28,583

REAL ESTATE INVESTMENT TRUSTS
33	American Tower Corp.	3,254
138	American Realty Capital Properties, Inc.	1,816
137	BioMed Realty Trust, Inc.	3,076
56	Extra Space Storage, Inc.	2,951
78	Liberty Property Trust	2,763
67	Plum Creek Timber Co., Inc.	2,722
72	Prologis, Inc.	2,948
66	Realty Income Corp.	2,951
45	W.P. Carey, Inc.	3,073
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Proceeds $23,840)		$ 25,554

TOTAL SECURITIES SOLD SHORT (Proceeds $259,828)		$ 281,336

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2014 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $617,210)	$ 631,006
Cash	136,702
Collateral Cash for Securities Sold Short	551
Receivables:
Dividends and Interest	672
Securities Sold	6,052
Total Assets	774,983
Liabilities:
Securities Sold Short, at Value (Proceeds $259,828)	281,336
Payables:
Advisory Fees (Note 4)	524
Dividend Expense on Short Positions	445
Total Liabilities	282,305
Net Assets	$ 492,678

Net Assets Consist of:
Paid In Capital	$ 507,325
Accumulated Undistributed Net Investment Loss	(6,399)
Accumulated Undistributed Realized Loss on Investments	(536)
Unrealized Depreciation in Value of Investments	(7,712)
Net Assets for 52,339 Shares Outstanding	$ 492,678
(Unlimited number of shares authorized without par value)

Net Asset Value, Offering Price Per Share and Redemption Price Per Share	$ 9.41

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (UNAUDITED)

Investment Income:
Dividend Income	$ 2,676
Interest Income	130
Total Investment Income	2,806

Expenses:
Advisory Fees (Note 4)	3,181
Interest and Broker Expenses	1,730
Dividends on Short positions	2,537
Total Expenses	7,448

Net Investment Loss	(4,642)

Realized Gain (Loss) on:
Investments in Securities	44,376
Securities Sold Short	(41,136)
Net Realized Gain on Investments and Securities Sold Short	3,240

Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	(31,728)
Securities Sold Short	27,789
Net Change in Unrealized Depreciation on Investments and Securities Sold Short	(3,939)

Net Realized and Unrealized Loss on Investments and Securities Sold Short	(699)

Net Decrease in Net Assets Resulting from Operations	$ (5,341)

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six Months Ended	Year Ended
	8/31/2014	2/28/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (4,642)	$ (7,261)
Capital Gain Distributions from Portfolio Company	-	17
Net Realized Gain on Investments	44,376	60,785
Net Realized Loss on Securities Sold Short	(41,136)	(45,072)
Change in Unrealized Appreciation (Depreciation) on Investments	(31,728)	29,720
Change in Unrealized Appreciation (Depreciation) on Securities Sold Short	27,789	(26,556)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,341)	11,633

Capital Share Transactions (Note 5)	(6,708)	88,647

Total Increase (Decrease) in Net Assets	(12,049)	100,280

Net Assets:
Beginning of Period	504,727	404,447

End of Period (including accumulated undistributed net investment loss of $(6,399) and $(1,757), respectively)	$ 492,678	$ 504,727

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	For the Six Months Ended		Year Ended	Period Ended	(a)
	8/31/2014		2/28/2014	2/28/2013

Net Asset Value, at Beginning of Period	$ 9.51		$ 9.33	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.09)		(0.14)	(0.10)
Net Realized and Unrealized Gain/(Loss) on Investments and Securities Sold Short	(0.01)		0.32	(0.57)
Total from Investment Operations	(0.10)		0.18	(0.67)

Net Asset Value, at End of Period	$ 9.41		$ 9.51	$ 9.33

Total Return **	(1.05)%	(b)	1.93%	(6.70)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 493		$ 505	$ 404
Ratio of Expenses to Average Net Assets	2.93%	(c)	2.38%	2.14%	(c)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.25%	(c)	1.25%	1.25%	(c)
Ratio of Net Investment Loss to Average Net Assets	(1.82)%	(c)	(1.49)%	(1.08)%	(c)
Portfolio Turnover	133.16%	(b)	235.51%	266.03%	(b)

(a) For the period March 16, 2012 (Commencement of Operations) through February 28, 2013.

(b) Not Annualized

(c) Annualized

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2014 (UNAUDITED)

1.  ORGANIZATION

Cottonwood Mutual Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on August 31, 2011.  As of August 31, 2014, the Trust currently consists of three series of shares of beneficial interest (“shares”). The HAGIN Keystone Market Neutral Fund (the “Fund”) commenced operations on March 16, 2012. The Fund is a diversified fund. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. The investment adviser to the Fund is HAGIN Capital, LLC, d.b.a. HAGIN Investment Management (“Adviser”). The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 and 2014 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended August 31, 2014, the Fund did not incur any interest or penalties. The Fund’s tax filings are open for examination for all tax periods since inception.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently “marked-to-market” to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 3 below. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. At August 31, 2014, the Fund had collateral of $255,782 and cash of $551 for securities sold short. The Fund’s deposit with the broker for securities sold short is with one major security dealer. The investment manager reviews the credit concentration of securities sold short based on the counterparties credit worthiness.  The Fund mitigates the credit risk of short positions by holding collateral in the form of marketable securities.  There were no significant concentrations in securities sold short of credit risk to any individual issuer or group at August 31, 2014.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

3.  SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks including ADRs and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities that are traded on any stock exchange or

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

Money Markets - Money market securities are generally priced at the ending value at $1.00 NAV  (“Net Asset Value”) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities (including U.S. Government Agencies and Obligations) - Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 309,082	$ -	$ -	$ 309,082
Real Estate Investment Trusts	22,713	-	-	22,713
U.S. Government Agencies and Obligations	-	239,998	-	239,998
Short-Term Investments	59,213	-	-	59,213
Total	$ 391,008	$ 239,998	$ -	$ 631,006

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 227,199	$ -	$ -	$ 227,199
Exchange Traded Fund	28,583	-	-	28,583
Real Estate Investment Trusts	25,554	-	-	25,554
Total	$ 281,336	$ -	$ -	$ 281,336

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) during the six months ended August 31, 2014. The Fund did not hold derivative instruments during the six months ended August 31, 2014. For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short. There were no transfers into or out of the levels during the six months ended August 31, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under this Agreement, the Adviser pays the operating expenses of the Fund except that the Fund will pay all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, and extraordinary or non-recurring expenses. For its services, the Adviser receives an investment management fee equal to 1.25% of the average daily net assets of the Fund.  For the six months ended August 31, 2014, the Adviser earned $3,181. At August 31, 2014, the Fund owed the Adviser $524.

ADMINISTRATOR: Control individuals, Mr. Daniel Hart and Mr. Greg Myers of Cortland Fund Services, LLC (the “Administrator”) also serve as trustees/officers of the Fund. The individuals receive benefits from the Administrator resulting from administrative fees paid to the Administrator of the Fund by the Adviser.

5.  CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital for the Fund at August 31, 2014 was $507,325 representing 52,339 shares outstanding.

Transactions in capital stock for the six months ended August 31, 2014 and fiscal year ended February 28, 2014 were as follows:

	Six Months Ended August 31, 2014		Year Ended February 28, 2014
	Shares	Amount	Shares	Amount
Shares sold and proceeds received	-	$ -	53,050	$ 498,000
Shares issued in reinvestment of distributions	-	-	-	-
Shares redeemed and proceeds paid	(711)	(6,708)	(43,331)	(409,353)
Net increase	(711)	$ (6,708)	9,719	$ 88,647

6.  DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosures about the Fund’s derivative activities, including

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

how such activities are accounted for and their effect on the Fund’s financial position and results of operations. The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the fair value of the stock index option, marked-to-market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

The premiums paid for the options represent the cost of the investment and the options are valued daily at their current market value, which will be the latest sale price at the time at which the Fund’s net assets value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The Fund did not purchase and/or write options during the six months ended August 31, 2014.

7.  INVESTMENTS

For the six months ended August 31, 2014, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $462,128 and $500,818, respectively. For the six months ended August 31, 2014, purchases and sales of securities sold short aggregated $369,637 and $285,174, respectively. For the six months ended August 31, 2014, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $0 and $0, respectively.

8.  TAX MATTERS

As of February 28, 2014, the tax basis components of distributable earnings (accumulated losses) for the Fund were as follows:

Accumulated net investment loss	$ (1,757)
Undistributed capital gain (accumulated losses)	4,396
Section 382 limited losses	(8,172)
Unrealized appreciation (depreciation)	(3,773)
$ (9,306)

For Federal income tax purposes, the cost of investments owned at August 31, 2014, was $898,546. At August 31, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 26,090
Gross unrealized depreciation on investment securities	(33,802)
Net unrealized depreciation on investment securities	$ (7,712)

Accumulated net investment losses represent the deferral of late year losses totaling $6,399.

There were no distributions paid during the six months ended August 31, 2014 and year ended February 28, 2014.

HAGIN KEYSTONE MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2014 (UNAUDITED)

9.  CAPITAL LOSS CARRYFORWARDS

Due to IRC Section 382 limitation the utilization of capital loss carryforward in the current years has been limited. For the subsequent fiscal year the Fund had available for federal tax purposes unused short-term capital losses of $8,172, which is used to offset future short-term capital gains and has no expiration. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2014, 100% of the outstanding shares of the Fund are owned by NFS, LLC, for the benefit of others and as a result that entity may be deemed to control the Fund.

11.  NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

HAGIN KEYSTONE MARKET NEUTRAL FUND

EXPENSE ILLUSTRATION

AUGUST 31, 2014 (UNAUDITED)

Expense Example

As a shareholder of the HAGIN Keystone Market Neutral Fund (the "Fund"), you incur ongoing costs which typically consist of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2014 through August 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2014	August 31, 2014	March 1, 2014 to August 31, 2014

Actual	$1,000.00	$989.48	$6.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

HAGIN KEYSTONE MARKET NEUTRAL FUND

ADDITIONAL INFORMATION

AUGUST 31, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on May 31 and November 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 257-4240, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (877) 257-4240 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 257-4240 to request a copy of the SAI or to make shareholder inquiries.

This Page Was Left Blank Intentionally

Investment Adviser

HAGIN Capital, LLC d.b.a. HAGIN Investment Management

Administrator

Cortland Fund Services LLC

Dividend Paying Agent,

Shareholder Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Rafferty Capital Markets, LLC

Custodian
UMB Bank, N.A.

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group™

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliate purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cottonwood Mutual Funds

By /s/ Daniel T. Hart

 Daniel T. Hart

 Trustee and Principal Executive Officer

Date: November 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date: November 4, 2014

* Print the name and title of each signing officer next his signature.